Provision for Site Reclamation and Closure (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Balance, beginning of the year	$ 4,290,000	$ 2,134,000
Provision, assumed on acquisition of Eastmain		1,849,000
Accretion	69,000	34,000
Change in estimate	(169,000)	273,000
Balance, end of the year	4,190,000	4,290,000
Committee Bay
Statement [Line Items]
Balance, beginning of the year	2,436,000	2,134,000
Provision, assumed on acquisition of Eastmain		0
Accretion	39,000	29,000
Change in estimate	(219,000)	273,000
Balance, end of the year	2,256,000	2,436,000
Quebec
Statement [Line Items]
Balance, beginning of the year	1,854,000	0
Provision, assumed on acquisition of Eastmain		1,849,000
Accretion	30,000	5,000
Change in estimate	50,000	0
Balance, end of the year	$ 1,934,000	$ 1,854,000